LEASES	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
LEASES
10.	LEASES

The following table summarizes changes in the Company’s lease receivable and lease obligation related to the Company’s office lease and associated sublease.

	Lease Receivable	Lease Obligation
Adjustment upon adoption of IFRS 16, April 1, 2019	$447	$1,463
Addition	238	1,239
Interest accrual	27	112
Interest received or paid	(27)	(112)
Principal repayment	(118)	(503)
Foreign exchange impact	(33)	(130)
Balance, March 31, 2020	$534	$2,069
Interest accrual	24	95
Interest received or paid	(24)	(95)
Principal repayment	(196)	(563)
Foreign exchange impact	58	235
Balance, March 31, 2021	$396	$1,741
Less: current portion	(213)	(657)
Non-current portion	$183	$1,084

The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease receivable and lease obligation:

	Lease Receivable	Lease Obligation
Within 1 year	$231	$692
Between 2 to 5 years	183	1,188
Total undiscounted amount	414	1,880
Less future interest	(18)	(139)
Total discounted amount	$396	$1,741
Less: current portion	(213)	(657)
Non-current portion	$183	$1,084

The lease receivable and lease obligation were discounted using an estimated incremental borrowing rate of 5%.